ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2017
Accor
Acquisitions
Summary of pro forma information
Year Ended December 31, 2016
Pro forma net revenue	6,548,083
Pro forma net income	806,921

Summary of fair values of the assets acquired and liabilities assumed

	2016	Amortization Period
Current assets	207,396
Property and equipment	311,045	5 - 30 years
Favorable leases	3,009	remaining lease terms
Master brand agreement	192,000	Indefinite
Land use rights	149,668	remaining contracts terms
Long-term investments	417,604
Goodwill	63,160
Other noncurrent assets	1,664
Current liabilities	(38,634)
Deferred tax liabilities	(42,952)

Total	1,263,960

Crystal Orange
Acquisitions
Schedule of total purchase price

	Amount(RMB'000)
Initial Consideration	3,718,673
Pre-combination compensation cost	50,000
Closing Adjustment		*
Total purchase price	3,768,673

*

Closing adjustment is determined by several complex adjustment clauses relating net cash, net working capital amount and income tax payable amount of Crystal Orange as of closing date, which were defined in the share purchase agreement. The closing adjustment amount is immaterial based on the preliminary result, while not finalized till this report date.

Summary of pro forma information
	Year Ended December 31, 2016	Six-month Period Ended June 30, 2017
Pro forma net revenue	7,473,851	3,983,463
Pro forma net income	857,213	577,878

Summary of fair values of the assets acquired and liabilities assumed

	May 25, 2017	Amortization Period
Current assets	137,314
Property and equipment	842,102	3 - 20 years
Favorable leases	97,480	remaining lease terms
Franchise agreement	63,000	remaining contract terms
Brand Name	1,305,699	indefinite life
Goodwill	1,965,206
Other noncurrent assets	130,813
Current liabilities	(222,205)
Noncurrent liabilities	(179,985)
Deferred tax liabilities	(366,545)
Noncontrolling interest	(4,206)

Total	3,768,673